UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008
                                                 ---------------------

Check here if Amendment [  ]; Amendment Number:  ---------------------
   This Amendment (Check only one.):    [ ]   is a restatement.
                                        [ ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          BVF Inc.
               ---------------------------------------------------
               900 North Michigan Avenue, Suite 1100
               ---------------------------------------------------
               Chicago, Illinois 60611
               ---------------------------------------------------

Form 13F File Number:  28-6800
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Mark N. Lampert
                 -------------------------------------------------
Title:           President
                 -------------------------------------------------
Phone:           (312) 506-6500
                 -------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Mark N. Lampert     San Francisco, CA        November 14, 2008
   -------------------     -----------------        -----------------
       [Signature]           [City, State]               [Date]

--------------------------------------------------------------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                       -----------------

Form 13F Information Table Entry Total:        33
                                       -----------------

Form 13F Information Table Value Total:     266,600
                                       -----------------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



    No. Form 13F File Number Name

    1              28-6770                BVF Partners L.P.

              COLUMN 1          COLUMN 2      COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
                                                                       SHRS OR
                                                                   SH/PRN/PUT/CALL
                                                            VALUE   TOTAL SHARES      INVESTMENT    OTHER        VOTING AUTHORITY
           NAME OF ISSUER    TITLE OF CLASS     CUSIP      (x1,000)      HELD         DISCRETION   MANAGERS   SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADOLOR CORP                        COM        00724X102      6,508     1,886,500    Shared-defined    1              1,886,500
ANADYS PHARMACEUTICALS INC         COM        03252Q408      1,003       378,600    Shared-defined    1                378,600
AP PHARMA INC                      COM        00202J203        961     1,281,521    Shared-defined    1              1,281,521
ARIAD PHARMACEUTICALS INC          COM        04033A100     16,324     6,609,018    Shared-defined    1              6,609,018
ARQULE INC                         COM        04269E107     32,722    10,162,060    Shared-defined    1             10,162,060
AUTOIMMUNE INC                     COM        052776101      4,759     3,605,297    Shared-defined    1              3,605,297
AVALON PHARMACEUTICALS INC         COM        05346P106        522     1,631,028    Shared-defined    1              1,631,028
AVIGEN INC                         COM        053690103        383        95,700    Shared-defined    1                 95,700
COMBINATORX INC                    COM        20010A103     10,888     3,370,899    Shared-defined    1              3,370,899
CURAGEN CORP                       COM        23126R101        776       970,600    Shared-defined    1                970,600
CURIS INC                          COM        231269101      4,822     4,193,041    Shared-defined    1              4,193,041
CYPRESS BIOSCIENCES INC       COM PAR $.02    232674507     15,361     2,089,884    Shared-defined    1              2,089,884
DYNAVAX TECHNOLOGIES CORP          COM        268158102      2,060     1,451,000    Shared-defined    1              1,451,000
FLAMEL TECHNLOGIES SA         SPONSORED ADR   338488109     13,474     1,840,686    Shared-defined    1              1,840,686
GENAERA CORP                     COM NEW      36867G209        698     1,395,439    Shared-defined    1              1,395,439
GENELABS TECHNOLOGIES INC        COM NEW      368706206        252       586,198    Shared-defined    1                586,198
IMMUNOGEN INC                      COM        45253H101     16,224     3,304,289    Shared-defined    1              3,304,289
INFINITY PHARMACEUTICALS INC       COM        45665G303     15,197     1,960,949    Shared-defined    1              1,960,949
INHIBITEX INC                      COM        45719T103        959     2,592,465    Shared-defined    1              2,592,465
LIGAND PHARMACEUTICALS INC        CL B        53220K207      5,791     1,962,900    Shared-defined    1              1,962,900
NEUROBIOLOGICAL TECH INC         COM NEW      64124W106      3,226     5,288,754    Shared-defined    1              5,288,754
NEUROCRINE BIOSCIENCE INC          COM        64125C109     26,201     5,586,600    Shared-defined    1              5,586,600
NOVACEA INC                        COM        66987B103      2,201     1,507,271    Shared-defined    1              1,507,271
NPS PHARMACEUTICALS INC            COM        62936P103     21,187     2,967,315    Shared-defined    1              2,967,315
NEKTAR THERAPUTICS                 COM        640268108     24,225     6,748,000    Shared-defined    1              6,748,000
ORTHOLOGIC CORP                    COM        68750J107      3,537     4,039,808    Shared-defined    1              4,039,808
OSTEOLOGIX INC                     COM        68858P104        568       757,574    Shared-defined    1                757,574
PALATIN TECHNOLOGIES INC         COM NEW      696077304        108       768,800    Shared-defined    1                768,800
PHARMACOPEIA INC                   COM        7171EP101      3,400     2,281,700    Shared-defined    1              2,281,700
REPLIGEN CORP                      COM        759916109     10,906     2,315,450    Shared-defined    1              2,315,450
SUPERGEN INC                       COM        868059106      8,763     6,171,399    Shared-defined    1              6,171,399
TAPESTRY PARMACEUTICALS INC      COM NEW      876031204         12     1,320,400    Shared-defined    1              1,320,400
TARGACEPT INC                      COM        87611R306     12,582     2,165,621    Shared-defined    1              2,165,621